SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF REVENUE RECOGNIZED

The following table summarizes the Company’s revenue recognized in its unaudited condensed consolidated statements of operations:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024
Product revenue	$-	$230,700	$300,000	$300,000
Royalty revenue	11,800	2,900	40,100	57,700
	$11,800	$233,600	$340,100	$357,700

	For the Years Ended
	December 31,
	2024	2023
Product revenue	$300,000	$-
Royalty revenue	101,000	145,800
	$401,000	$145,800

SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise or conversion price could be less than the average market price of the common shares:

	For the Three and Nine Months Ended
	September 30,
	2025	2024
Stock options	5,262,973	3,401,608
Warrants	3,951,384	3,952,504
Convertible Preferred Stock	1,398,158	1,398,158
	10,612,515	8,752,270

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive due to the Company’s net loss position even though the exercise or conversion price could be less than the average market price of the common shares:

	For the Years Ended
	December 31,
	2024	2023
Stock options	3,263,467	1,466,892
Warrants	3,951,634	4,791,019
Unvested RSUs	-	97,827
Convertible Preferred Stock	1,398,158	1,398,158
	8,613,259	7,753,896